Equinox Funds Trust

Equinox Aspect Core Diversified Strategy Fund

Equinox BH-DG Strategy Fund

Equinox Campbell Strategy Fund

Equinox Chesapeake Strategy Fund

Equinox Crabel Strategy Fund

These materials provide, in interactive data format using the Extensible Business Reporting Language, information relating to the prospectus for the Equinox Aspect Core Diversified Strategy Fund, Equinox BH-DG Strategy Fund, Equinox Campbell Strategy Fund, Equinox Chesapeake Strategy Fund and Equinox Crabel Strategy Fund dated February 1, 2016 that was filed with the Securities and Exchange Commission pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, on February 5, 2016 (SEC Accession No. 0001193125-16-452490).

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase